FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Carrying amount
Amounts due to banks		$ 14,615	$ 12,564	$ 11,050
Payables from securities financing transactions		5,972	6,651	6,321
Cash collateral payables on derivative instruments		32,193	36,571	37,313
Customer deposits		517,462	508,903	527,929
Funding from UBS Group AG		55,907	57,699	53,979
Debt issued measured at amortized cost	[1]	84,491	87,495	85,351
Other financial liabilities measured at amortized cost		10,671	9,624	10,421
Fair Value
Financial liabilities measured at fair value	[2]	299,871	324,108	325,080
Not measured at fair value
Carrying amount
Amounts due to banks		14,600	12,600	11,000
Payables from securities financing transactions		6,000	6,700	6,300
Cash collateral payables on derivative instruments		32,200	36,600	37,300
Customer deposits		517,500	508,900	527,900
Funding from UBS Group AG		55,900	57,700	54,000
Debt issued measured at amortized cost		84,500	87,500	85,400
Other financial liabilities measured at amortized cost	[3]	7,000	6,000	6,600
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities measured at fair value		14,600	12,600	11,100
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities measured at fair value		6,000	6,700	6,300
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities measured at fair value		32,200	36,600	37,300
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities measured at fair value		517,500	509,000	528,000
Not measured at fair value | Funding from UBS Group AG and its subsidiaries
Fair Value
Financial liabilities measured at fair value		57,500	59,200	55,600
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities measured at fair value		85,400	88,300	86,300
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities measured at fair value	[3]	$ 7,000	$ 6,000	$ 6,700

[1]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[2]	Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented
[3]	Excludes lease liabilities.